Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

	Rationalization and redundancy	Employee benefits	Environmental provisions	Total
	$M	$M	$M	$M
At January 1, 2016	2.6	1.5	1.2	5.3
Charged to consolidated income statement	1.4	—	—	1.4
Credited to consolidated income statement	(0.2)	(0.4)	—	(0.6)
Cash payments	(3.0)	—	(0.3)	(3.3)
Translation	—	—	(0.2)	(0.2)
At December 31, 2016	0.8	1.1	0.7	2.6
Charged to consolidated income statement	4.3	0.5	0.4	5.2
Credited to consolidated income statement	—	—	(0.4)	(0.4)
Cash payments	(3.0)	(0.5)	—	(3.5)
At December 31, 2017	2.1	1.1	0.7	3.9

At December 31, 2017
Included in current liabilities	2.1	—	0.7	2.8
Included in non-current liabilities	—	1.1	—	1.1
	2.1	1.1	0.7	3.9
At December 31, 2016
Included in current liabilities	0.8	—	0.7	1.5
Included in non-current liabilities	—	1.1	—	1.1
	0.8	1.1	0.7	2.6